Deposits, Prepayment and Other Receivables (Details) - HKD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deposits, Prepayment and Other Receivables
Prepaid insurance and others	$ 494	$ 494
Other receivables	2,637	1,956
Deposits, prepayment and other receivables	$ 3,131	$ 2,450